Stock-Based Compensation - Restricted Stock December 2014 Table (Details) - $ / shares		3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 09, 2014	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's granted (in dollars per share)		$ 0.70	$ 1.11	$ 1.15
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)					0
RSU's granted (in dollars per share)					$ 0.00
Vested (in shares)					0
Chief Executive Officer | December 2014 Award | Restricted stock units | Service-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	30,902
RSU's granted (in dollars per share)	$ 32.36
Vested (in shares)	15,450
Chief Executive Officer | December 2014 Award | Restricted stock units | Performance-based - Year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	11,588
RSU's granted (in dollars per share)	$ 43.47
Vested (in shares)	4,635
Chief Executive Officer | December 2014 Award | Restricted stock units | Performance-based - Year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	11,588
RSU's granted (in dollars per share)	$ 0.00